Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Apr. 10, 2019
Debt Instrument [Line Items]
Total debt principal	$ 6,755	$ 6,759
Less: debt discount and fees	(120)	(136)
Carrying value	6,635	6,623
Secured credit facilities | Secured debt
Debt Instrument [Line Items]
Total debt principal	$ 6,260	5,662
New secured notes | Secured debt
Debt Instrument [Line Items]
Total debt principal		476	$ 311
Credit facilities contained within variable interest entities | Secured debt
Debt Instrument [Line Items]
Total debt principal		$ 621